Segmented Financial Information - Assets By Segment (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Assets	CAD 4,372,111	CAD 4,594,085
Operating segments | Canada
Disclosure of operating segments [line items]
Assets	1,677,821	1,625,546
Operating segments | U.S.
Disclosure of operating segments [line items]
Assets	2,684,816	2,955,965
Corporate
Disclosure of operating segments [line items]
Assets	CAD 9,474	CAD 12,574